PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Depreciation
Depreciation	$ 536	$ 672	$ 735
Disposals	$ 0	$ 0